Concentration and risk (Details 2) - Purchase [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplier A [Member]
Concentration Risk [Line Items]
Concentration of credit risk		41.40%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	31.00%	31.70%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	28.00%	18.40%
Supplier D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	18.40%
Supplier E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	11.40%